April 19, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	American Beacon Funds
File Nos. 33-11387 and 811-4984
Post Effective Amendment 107

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 107 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) relating to the American Beacon Absolute Strategies Fund (the “Fund”).  This Amendment replaces and supersedes Post-Effective Amendment No. 103 to the Trust’s Registration Statement, which was filed with the Securities and Exchange Commission (“SEC”) on March 18, 2011 (“PEA No. 103”) to register the A Class, C Class, Institutional Class, Y Class and Investor Class shares of the Fund with the SEC.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to make the following changes to the Fund’s Registration Statement contained in PEA No. 103: (1) change the name of the Fund to the American Beacon Flexible Bond Fund; (2) reflect changes in the sub-advisors who will provide investment advisory services to the Fund; and (3) update the Fund’s principal investment strategy in light of the changes discussed above.  In addition, the Amendment reflects other changes to the Funds’ prospectus and statement of additional information.

Please note that this Amendment is marked pursuant to Rule 472(a) under the 1933 Act to reflect the changes effected by the Amendment to the Fund’s Registration Statement since PEA No. 103.

As discussed in a telephone conversation with Mr. Briccio Barrientos of the Division of Investment Management on April 8, 2011, we intend to request that the SEC Staff accelerate the effective date of this Amendment to June 1, 2011, the date on which PEA No. 103 originally would have gone effective.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9181.

Very truly yours,

/s/ Mirela Izmirlic

Mirela Izmirlic
Attachments

cc:	Rosemary Behan
John Okray
American Beacon Advisors, Inc.

Francine J . Rosenberger
K&L Gates LLP